CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - € / shares		12 Months Ended
	May 14, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Dividend per share to fully settle prior year dividend	€ 0.41	€ 0.41	€ 0.40	€ 0.40
Interim dividends paid per share in prior year	€ 0.42	0.42	0.40	0.40
Interim dividends paid per share		€ 0.43	€ 0.42	€ 0.40